United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: Sewptember 30, 2010 Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas October 19, 2010
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      249      200 SH       Sole                      200
3M Company                     COM              88579y101     1400    16144 SH       Sole                    16144
AT&T Inc.                      COM              00206r102      412    14413 SH       Sole                    14413
Abbott Labs                    COM              002824100     1310    25075 SH       Sole                    25075
American Express Co            COM              025816109     1353    32180 SH       Sole                    32180
Amgen Inc                      COM              031162100     1059    19215 SH       Sole                    19215
Anadarko Pete Corp             COM              032511107      319     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     1033     3642 SH       Sole                     3642
Baker Hughes Inc               COM              057224107     1027    24107 SH       Sole                    24107
Bristol Myers Squibb           COM              110122108      296    10925 SH       Sole                    10925
CSX Corp                       COM              126408103      332     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1077    34232 SH       Sole                    34232
Cisco Systems Inc              COM              17275r102     1747    79791 SH       Sole                    79791
Citigroup Inc.                 COM              172967101      200    51174 SH       Sole                    51174
Coca Cola Co                   COM              191216100      869    14850 SH       Sole                    14850
Corning Inc                    COM              219350105     1697    92816 SH       Sole                    92816
EMC Corp.                      COM              268648102     1893    93193 SH       Sole                    93193
Emerson Elec Co                COM              291011104     1285    24405 SH       Sole                    24405
Expeditors Intl Wash           COM              302130109     1834    39675 SH       Sole                    39675
Exxon Mobil Corp               COM              302290101     2453    39707 SH       Sole                    39707
Fluor Corp                     COM              343412102     1082    21850 SH       Sole                    21850
General Electric Co.           COM              369604103     1448    89127 SH       Sole                    89127
International Business Machine COM              459200101     2830    21100 SH       Sole                    21100
L3 Communications              COM              502424104     1079    14935 SH       Sole                    14935
Lowes Cos Inc                  COM              548661107     1375    61674 SH       Sole                    61674
Medtronic Inc                  COM              585055106      922    27450 SH       Sole                    27450
Microsoft Corp                 COM              594918104     1312    53587 SH       Sole                    53587
Monsanto Co                    COM              61166w101      808    16867 SH       Sole                    16867
Oceaneering Intl               COM              675232102      215     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1910    71144 SH       Sole                    71144
Pepsico Inc                    COM              713448108     1331    20033 SH       Sole                    20033
Pfizer Inc                     COM              717081103      856    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      356    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1218    19765 SH       Sole                    19765
Scotts Companies               COM              810186106     1662    32125 SH       Sole                    32125
Southwestern Energy            COM              845467109     1045    31255 SH       Sole                    31255
Stryker Corp                   COM              863667101     1071    21400 SH       Sole                    21400
Tellabs Inc                    COM              879664100      151    20250 SH       Sole                    20250
Transocean Sedco Forex         COM              8817h1009      865    13458 SH       Sole                    13458
United Parcel Service          COM              911312106     1075    16125 SH       Sole                    16125
United Technologies            COM              913017109     2302    32324 SH       Sole                    32324
Visa Inc.                      COM              92826c839     1335    17980 SH       Sole                    17980
Wal Mart Stores Inc            COM              931142103     3460    64647 SH       Sole                    64647
Wal-Mart de Mexico Non-Par Ord COM              p98180105       38    15032 SH       Sole                    15032
Windstream Corp                COM              9738w1041      193    15714 SH       Sole                    15714
Zimmer Holdings, Inc.          COM              98956p102     1041    19885 SH       Sole                    19885
Schwab Strategic TR US Sml Cap IDX              808524607     3265   110362 SH       Sole                   110362
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     1060    15993 SH       Sole                    15993
Vanguard Emerging Mkts         IDX              922042858     6652   146322 SH       Sole                   146322
Vanguard Growth ETF            IDX              922908736      212     3850 SH       Sole                     3850
Vanguard Tax-Managed Europe PA IDX              921943858     3705   107319 SH       Sole                   107319
iShares Russell 2000 Growth In IDX              464287648      447     5975 SH       Sole                     5975
iShares Russell 2000 Index Fun IDX              464287655      398     5900 SH       Sole                     5900
iShares S & P 500              IDX              464287200     1105     9651 SH       Sole                     9651
iShares S&P 500 Growth         IDX              464287309      285     4800 SH       Sole                     4800
ishares Russell 1000 Growth In IDX              464287614     3363    65466 SH       Sole                    65466
ishares Russell Mid Cap Growth IDX              464287481      416     8360 SH       Sole                     8360
ishares S&P 1500               IDX              464287150      273     5275 SH       Sole                     5275


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Tablle Value Total: $74,010

List of Other Included Managers:
No.		13F File Number		Name

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